                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                   PROSPECTUS SUPPLEMENT DATED AUGUST 18, 2008

This information supplements the Global Infrastructure Fund Prospectus of First American Investment Funds, Inc., dated December 17, 2007 (the "Prospectus"). This supplement and the Prospectus constitute a current Prospectus. To request a copy of the Prospectus, please call 800-677-FUND.

THE FOLLOWING REPLACES "POLICIES AND SERVICES--PURCHASING, REDEEMING, AND EXCHANGING SHARES--DETERMINING YOUR SHARE PRICE--CLASS A SHARES--PURCHASING CLASS A SHARES WITHOUT A SALES CHARGE" ON PAGE 9:

The following persons may purchase the fund's Class A shares at net asset value without a sales charge:

- directors, advisory board members, full-time employees and retirees of the advisor and its affiliates.

-    current and retired officers and directors of the fund.

-    full-time employees of any broker-dealer authorized to sell fund shares.

-    full-time employees of the fund's counsel.

- members of the immediate families of any of the foregoing (i.e., a spouse or domestic partner and any dependent children).

- persons who purchase the fund through "one-stop" mutual fund networks through which the fund is made available.

- persons participating in a fee-based program sponsored and maintained by a registered broker-dealer.

- trust companies and bank trust departments acting in a fiduciary, advisory, agency, custodial or similar capacity.

- persons who hold shares of a First American money market fund pursuant to an arrangement, which has subsequently terminated, under which the money market fund had served as a cash investment option for another mutual fund family, but only with respect to exchanges of those shares (including shares representing reinvested dividends) for shares of other First American funds.

-    group retirement and employee benefit plans.

You must notify the fund or your financial intermediary if you are eligible to purchase Class A shares without a sales charge.




                                                                      FAIF-GIF

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                   PROSPECTUS SUPPLEMENT DATED AUGUST 18, 2008

This information supplements the Income Funds Prospectus of First American Investment Funds, Inc., dated October 29, 2007, as previously supplemented January 22, 2008 and April 1, 2008 (the "Prospectus"). This supplement and the Prospectus constitute a current Prospectus. To request a copy of the Prospectus, please call 800-677-FUND.

THE FOLLOWING REPLACES "POLICIES AND SERVICES--PURCHASING, REDEEMING, AND EXCHANGING SHARES--DETERMINING YOUR SHARE PRICE--CLASS A SHARES--PURCHASING CLASS A SHARES WITHOUT A SALES CHARGE" ON PAGE 32:

The following persons may purchase a fund's Class A shares at net asset value without a sales charge:

- directors, advisory board members, full-time employees and retirees of the advisor and its affiliates.

-    current and retired officers and directors of the funds.

-    full-time employees of any broker-dealer authorized to sell fund shares.

-    full-time employees of the fund's counsel.

- members of the immediate families of any of the foregoing (i.e., a spouse or domestic partner and any dependent children).

- persons who purchase the funds through "one-stop" mutual fund networks through which the funds are made available.

- persons participating in a fee-based program sponsored and maintained by a registered broker-dealer.

- trust companies and bank trust departments acting in a fiduciary, advisory, agency, custodial or similar capacity.

- persons who hold shares of a First American money market fund pursuant to an arrangement, which has subsequently terminated, under which the money market fund had served as a cash investment option for another mutual fund family, but only with respect to exchanges of those shares (including shares representing reinvested dividends) for shares of other First American funds.

-    group retirement and employee benefit plans.

You must notify the funds or your financial intermediary if you are eligible to purchase Class A shares without a sales charge.





                                                                   FAIF-INCOME#3

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                   PROSPECTUS SUPPLEMENT DATED AUGUST 18, 2008

This information supplements the Index Funds Prospectus of First American Investment Funds, Inc., dated February 29, 2008, as previously supplemented April 1, 2008 (the "Prospectus"). This supplement and the Prospectus constitute a current Prospectus. To request a copy of the Prospectus, please call 800-677-FUND.

THE FOLLOWING REPLACES "POLICIES AND SERVICES--PURCHASING, REDEEMING, AND EXCHANGING SHARES--DETERMINING YOUR SHARE PRICE--CLASS A SHARES--PURCHASING CLASS A SHARES WITHOUT A SALES CHARGE" ON PAGE 13:

The following persons may purchase a fund's Class A shares at net asset value without a sales charge:

- directors, advisory board members, full-time employees and retirees of the advisor and its affiliates.

-    current and retired officers and directors of the funds.

-    full-time employees of any broker-dealer authorized to sell fund shares.

-    full-time employees of the fund's counsel.

- members of the immediate families of any of the foregoing (i.e., a spouse or domestic partner and any dependent children).

- persons who purchase the funds through "one-stop" mutual fund networks through which the funds are made available.

- persons participating in a fee-based program sponsored and maintained by a registered broker-dealer.

- trust companies and bank trust departments acting in a fiduciary, advisory, agency, custodial or similar capacity.

- persons who hold shares of a First American money market fund pursuant to an arrangement, which has subsequently terminated, under which the money market fund had served as a cash investment option for another mutual fund family, but only with respect to exchanges of those shares (including shares representing reinvested dividends) for shares of other First American funds.

-    group retirement and employee benefit plans.

You must notify the funds or your financial intermediary if you are eligible to purchase Class A shares without a sales charge.




                                                                    FAIF-INDEX#2

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                   PROSPECTUS SUPPLEMENT DATED AUGUST 18, 2008

This information supplements the Quantitative Funds Prospectus of First American Investment Funds, Inc., dated February 29, 2008 (the "Prospectus"). This supplement and the Prospectus constitute a current Prospectus. To request a copy of the Prospectus, please call 800-677-FUND.

THE FOLLOWING REPLACES "POLICIES AND SERVICES--PURCHASING, REDEEMING, AND EXCHANGING SHARES--DETERMINING YOUR SHARE PRICE--CLASS A SHARES--PURCHASING CLASS A SHARES WITHOUT A SALES CHARGE" ON PAGE 11:

The following persons may purchase a fund's Class A shares at net asset value without a sales charge:

- directors, advisory board members, full-time employees and retirees of the advisor and its affiliates.

-    current and retired officers and directors of the funds.

-    full-time employees of any broker-dealer authorized to sell fund shares.

-    full-time employees of the fund's counsel.

- members of the immediate families of any of the foregoing (i.e., a spouse or domestic partner and any dependent children).

- persons who purchase the funds through "one-stop" mutual fund networks through which the funds are made available.

- persons participating in a fee-based program sponsored and maintained by a registered broker-dealer.

- trust companies and bank trust departments acting in a fiduciary, advisory, agency, custodial or similar capacity.

- persons who hold shares of a First American money market fund pursuant to an arrangement, which has subsequently terminated, under which the money market fund had served as a cash investment option for another mutual fund family, but only with respect to exchanges of those shares (including shares representing reinvested dividends) for shares of other First American funds.

-    group retirement and employee benefit plans.

You must notify the funds or your financial intermediary if you are eligible to purchase Class A shares without a sales charge.



                                                                      FAIF-QUANT

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                   PROSPECTUS SUPPLEMENT DATED AUGUST 18, 2008

This information supplements the Short & Intermediate Tax Free Income Funds Prospectus of First American Investment Funds, Inc., dated October 29, 2007 (the "Prospectus"). This supplement and the Prospectus constitute a current Prospectus. To request a copy of the Prospectus, please call 800-677-FUND.

THE FOLLOWING REPLACES "POLICIES AND SERVICES--PURCHASING, REDEEMING, AND EXCHANGING SHARES--DETERMINING YOUR SHARE PRICE--CLASS A SHARES--PURCHASING CLASS A SHARES WITHOUT A SALES CHARGE" ON PAGE 14:

The following persons may purchase a fund's Class A shares at net asset value without a sales charge:

- directors, advisory board members, full-time employees and retirees of the advisor and its affiliates.

-    current and retired officers and directors of the funds.

-    full-time employees of any broker-dealer authorized to sell fund shares.

-    full-time employees of the fund's counsel.

- members of the immediate families of any of the foregoing (i.e., a spouse or domestic partner and any dependent children).

- persons who purchase the funds through "one-stop" mutual fund networks through which the funds are made available.

- persons participating in a fee-based program sponsored and maintained by a registered broker-dealer.

- trust companies and bank trust departments acting in a fiduciary, advisory, agency, custodial or similar capacity.

- persons who hold shares of a First American money market fund pursuant to an arrangement, which has subsequently terminated, under which the money market fund had served as a cash investment option for another mutual fund family, but only with respect to exchanges of those shares (including shares representing reinvested dividends) for shares of other First American funds.

-    group retirement and employee benefit plans.

You must notify the funds or your financial intermediary if you are eligible to purchase Class A shares without a sales charge.




                                                                     FAIF-S&ITAX

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                   PROSPECTUS SUPPLEMENT DATED AUGUST 18, 2008

This information supplements the Stock Funds Prospectus of First American Investment Funds, Inc., dated February 29, 2008, as previously supplemented March 26, April 1, and June 20, 2008 (the "Prospectus"). This supplement and the Prospectus constitute a current Prospectus. To request a copy of the Prospectus, please call 800-677-FUND.

THE FOLLOWING REPLACES "POLICIES AND SERVICES--PURCHASING, REDEEMING, AND EXCHANGING SHARES--DETERMINING YOUR SHARE PRICE--CLASS A SHARES--PURCHASING CLASS A SHARES WITHOUT A SALES CHARGE" ON PAGE 50:

The following persons may purchase a fund's Class A shares at net asset value without a sales charge:

- directors, advisory board members, full-time employees and retirees of the advisor and its affiliates.

-    current and retired officers and directors of the funds.

-    full-time employees of any broker-dealer authorized to sell fund shares.

-    full-time employees of the fund's counsel.

- members of the immediate families of any of the foregoing (i.e., a spouse or domestic partner and any dependent children).

- persons who purchase the funds through "one-stop" mutual fund networks through which the funds are made available.

- persons participating in a fee-based program sponsored and maintained by a registered broker-dealer.

- trust companies and bank trust departments acting in a fiduciary, advisory, agency, custodial or similar capacity.

- persons who hold shares of a First American money market fund pursuant to an arrangement, which has subsequently terminated, under which the money market fund had served as a cash investment option for another mutual fund family, but only with respect to exchanges of those shares (including shares representing reinvested dividends) for shares of other First American funds.

-    group retirement and employee benefit plans.

You must notify the funds or your financial intermediary if you are eligible to purchase Class A shares without a sales charge.



                                                                    FAIF-STOCK#4

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                   PROSPECTUS SUPPLEMENT DATED AUGUST 18, 2008

This information supplements the Tax Free Income Funds Prospectus of First American Investment Funds, Inc., dated October 29, 2007 (the "Prospectus"). This supplement and the Prospectus constitute a current Prospectus. To request a copy of the Prospectus, please call 800-677-FUND.

THE FOLLOWING REPLACES "POLICIES AND SERVICES--PURCHASING, REDEEMING, AND EXCHANGING SHARES--DETERMINING YOUR SHARE PRICE--CLASS A SHARES--PURCHASING CLASS A SHARES WITHOUT A SALES CHARGE" ON PAGE 17:

The following persons may purchase a fund's Class A shares at net asset value without a sales charge:

- directors, advisory board members, full-time employees and retirees of the advisor and its affiliates.

-    current and retired officers and directors of the funds.

-    full-time employees of any broker-dealer authorized to sell fund shares.

-    full-time employees of the fund's counsel.

- members of the immediate families of any of the foregoing (i.e., a spouse or domestic partner and any dependent children).

- persons who purchase the funds through "one-stop" mutual fund networks through which the funds are made available.

- persons participating in a fee-based program sponsored and maintained by a registered broker-dealer.

- trust companies and bank trust departments acting in a fiduciary, advisory, agency, custodial or similar capacity.

- persons who hold shares of a First American money market fund pursuant to an arrangement, which has subsequently terminated, under which the money market fund had served as a cash investment option for another mutual fund family, but only with respect to exchanges of those shares (including shares representing reinvested dividends) for shares of other First American funds.

-    group retirement and employee benefit plans.

You must notify the funds or your financial intermediary if you are eligible to purchase Class A shares without a sales charge.



                                                                    FAIF-TAXFREE